Average Annual Total Returns - FidelityDiversifiedInternationalK6Fund-PRO - FidelityDiversifiedInternationalK6Fund-PRO - Fidelity Diversified International K6 Fund	Dec. 30, 2024
Fidelity Diversified International K6 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	17.56%
Past 5 years	9.63%
Since Inception	5.88%	[1]
MS001
Average Annual Return:
Past 1 year	18.49%
Past 5 years	8.39%
Since Inception	5.42%

[1]	A From May 25, 2017 .